Fair Value Measurement (Tables)	6 Months Ended
Jul. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities According to the Fair Value Hierarchy, Measured at Fair Value
The following table represents our financial assets and liabilities according to the fair value hierarchy, measured at fair value as of January 31, 2016 (in thousands):

	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$22,434	$—	$—	$22,434
Commercial paper	—	7,998	—	7,998
Marketable securities:
U.S. agency obligations	—	6,035	—	6,035
Asset-backed securities	—	70,991	—	70,991
Corporate notes and obligations	—	214,335	—	214,335
Commercial paper	—	15,989	—	15,989
Municipal securities	—	33,881	—	33,881
U.S. treasury securities	—	21,048	—	21,048
Restricted cash:
Money market funds	28	—	—	28
Total financial assets	$22,462	$370,277	$—	$392,739
The following table represents our financial assets and liabilities according to the fair value hierarchy, measured at fair value as of January 31, 2017 (in thousands):

	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$49,390	$—	$—	$49,390
U.S. agency obligations	—	3,249	—	3,249
Corporate notes and obligations	—	2,050	—	2,050
Commercial paper	—	3,998	—	3,998
Marketable securities:
Asset-backed securities	—	39,264	—	39,264
Corporate notes and obligations	—	105,587	—	105,587
Municipal securities	—	16,105	—	16,105
Certificate of deposit		15,520		15,520
U.S. treasury securities	—	5,004	—	5,004
Restricted cash:
Money market funds	15,446	—	—	15,446
Total financial assets	$64,836	$190,777	$—	$255,613
The following table represents our financial assets and liabilities according to the fair value hierarchy, measured at fair value as of July 31, 2017 (in thousands):

	Level 1	Level 2	Level 3	Total
	(unaudited)
Cash equivalents:
Money market funds	$6,173	$—	$—	$6,173
Corporate notes and obligations	—	4,000	—	4,000
Commercial paper	—	15,097	—	15,097
Municipal securities	—	5,999	—	5,999
Reverse repurchase agreement	—	9,000	—	9,000
Marketable securities:
U.S. agency obligations	—	17,812	—	17,812
Asset-backed securities	—	45,499	—	45,499
Corporate notes and obligations	—	192,753	—	192,753
Commercial paper	—	80,554	—	80,554
Municipal securities	—	14,358	—	14,358
Certificates of deposit	—	49,854	—	49,854
U.S. treasury securities	—	5,986	—	5,986
Restricted cash:
Money market funds	14,672	—	—	14,672
Total financial assets	$20,845	$440,912	$—	$461,757